FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY

		March 31	December 31
	Fair value	2022	2021
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	142	407
Warrants	Level 2	31	47
Trade receivables from provisionally priced sales	Level 2	480	326
		653	780